Legal Proceedings	12 Months Ended
Dec. 31, 2016
Loss Contingency Information About Litigation Matters [Abstract]
Legal Proceedings

NOTE 19 – Legal Proceedings

Our company and its subsidiaries are named in and subject to various proceedings and claims arising primarily from our securities business activities, including lawsuits, arbitration claims, class actions, and regulatory matters. Some of these claims seek substantial compensatory, punitive, or indeterminate damages. Our company and its subsidiaries are also involved in other reviews, investigations, and proceedings by governmental and self-regulatory organizations regarding our business, which may result in adverse judgments, settlements, fines, penalties, injunctions, and other relief. We are contesting the allegations in these claims, and we believe that there are meritorious defenses in each of these lawsuits, arbitrations, and regulatory investigations. In view of the number and diversity of claims against our company, the number of jurisdictions in which litigation is pending, and the inherent difficulty of predicting the outcome of litigation and other claims, we cannot state with certainty what the eventual outcome of pending litigation or other claims will be.

We have established reserves for potential losses that are probable and reasonably estimable in connection with pending and potential legal actions, investigations, and regulatory proceedings. In many cases, however, it is inherently difficult to determine whether any loss is probable or reasonably possible or to estimate the amount or range of any potential loss, particularly where proceedings may be in relatively early stages or where plaintiffs are seeking substantial or indeterminate damages. Matters frequently need to be more developed before a loss or range of loss is reasonably estimable.

In our opinion, based on currently available information, review with outside legal counsel, and consideration of amounts provided for in our consolidated financial statements with respect to these matters, including the matters described below, the ultimate resolution of these matters will not have a material adverse impact on our financial position and results of operations. However, resolution of one or more of these matters may have a material effect on the results of operations in any future period, depending upon the ultimate resolution of those matters and depending upon the level of income for such period. For matters where a reserve has not been established and for which we believe a loss is reasonably possible, as well as for matters where a reserve has been recorded but for which an exposure to loss in excess of the amount accrued is reasonably possible, based on currently available information, we believe that such losses will not have a material effect on our consolidated financial statements. Our results of operations and financial condition for the year ended December 31, 2016 reflect both: (1) a provision for income taxes of $8.9 million as a result of the non-deductibility of a portion of the previously disclosed settlement with the SEC; and (2) an increase in our legal reserves by $31.8 million for previously disclosed legal matters.

SEC/Wisconsin Lawsuit

A civil lawsuit was filed against our company by the SEC in connection with our role in the sale of collateralized debt obligations (“CDOs”) investments to five Southeastern Wisconsin school districts (the “school districts”) in U.S. District Court for the Eastern District of Wisconsin on August 10, 2011. The SEC asserted claims under Section 15c(1)(A), Section 10b and Rule 10b-5 of the Exchange Act and Sections 17a(1), 17a(2), and 17a(3) of the Securities Act. The claims were based upon both alleged misrepresentations and omissions in connection with the sale of the CDOs to the school districts, as well as the allegedly unsuitable nature of the CDOs.

During the fourth quarter of 2016, a settlement among the parties was approved by the Commission that resulted in the court entering a final judgment on December 6, 2016, pursuant to which Stifel was enjoined from violating Sections 17(a)(2) and 17(a)(3) of the Securities Act of 1933 and ordering civil penalties, disgorgement, and prejudgment interest of approximately $24.5 million.

EDC Bond Issuance Matter

We were named, along with other parties, in a lawsuit filed in Wisconsin state court asserting various claims by LDF Acquisition LLC (“LDF”), a special purpose vehicle created by Saybrook Tax Exempt Investors LLC (collectively “Saybrook”) in which, among other things, Saybrook sought repayment from the Lac Du Flambeau Band of Lake Superior Chippewa Indians and its Lake of the Torches Economic Development Corporation (the “Tribal Parties”), two different law firms and Stifel and Stifel Financial Corp. (together with Stifel, the “Stifel Parties”) for the proceeds from a $50.0 million 2008 bond offering (“the Bonds”) in which the Tribal Parties issued the Bonds, the two law firms advised the Tribal Parties and Saybrook, respectively, and Stifel acted as the initial purchaser. The various parties to this lawsuit asserted numerous claims, cross claims, and counter claims against each other. In late December, 2016, the court ruled that Stifel had provided implied warranties to Saybrook in connection with the bond offering.

A jury trial commenced on January 30, 2017 and in early February 2017, Saybrook, the Tribal Parties and the Stifel Parties reached a settlement among themselves. Shortly thereafter, Saybrook, the Tribal Parties, and the Stifel Parties reached a settlement with the law firm parties, which resolved all outstanding litigation related to this matter.

Broyles, et al. v. Cantor Fitzgerald & Co. et al. Matter

In December 2013, Stone & Youngberg, LLC (“Stone & Youngberg”) was named in an Amended Complaint filed in U.S. District Court for the Middle District of Louisiana alleging fraud on the part of Stone & Youngberg in connection with the 2007 formation of the Collybus CDO, which was manufactured by Cantor Fitzgerald & Co. (“Cantor”) and purchased by Commonwealth Advisors (“CA”) on behalf of several CA funds, as well as in connection with, among other things, Stone & Youngberg’s facilitation of subsequent trades of Collybus CDO securities by CA on behalf of the CA funds during 2007 and 2008. In the Amended Complaint, plaintiffs allege that they lost over $200.0 million during the financial crisis through mismanagement of the CA funds.

In addition to the claims asserted against Stone & Youngberg, the Amended Complaint seeks to hold our company and Stifel liable for Stone & Youngberg’s alleged wrongdoing under theories of successor and alter ego liability, arising out of our company’s purchase of the membership interests of Stone & Youngberg in 2011 and the subsequent operation of that business.

The original Complaint named Cantor, CA, and CA’s CEO, Walter Morales. The CA funds filed a Chapter 11 bankruptcy petition which stayed the original lawsuit until the reorganization plan was entered by the court in the fall of 2013. Shortly thereafter, the CA funds filed their first Amended Complaint, which is the first complaint that asserted claims against Stone & Youngberg, our company or Stifel. The action is now proceeding under a Fourth Amended Complaint. On September 29, 2016, the court postponed the trial for an extended, but undefined, period to consider various motions and other matters that will impact, among other things, the ultimate trial date and the issues to be tried. While there can be no assurance of success, Stone & Youngberg intends to vigorously defend the claims against it, and our company and Stifel intend to vigorously defend the claims seeking to hold us responsible for Stone & Youngberg’s alleged liability.